Common Stock and Preferred Stock (Details) - USD ($)			1 Months Ended	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Aug. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Common Stock and Preferred Stock [Line Items]
Common stock, shares authorized	20,000,000	20,000,000		20,000,000
Common stock, par value per share (in Dollars per share)	$ 0.001	$ 0.001		$ 0.001
Preferred stock, share authorized	16,000,000	16,000,000		16,000,000	16,000,000
Preferred stock par value per share (in Dollars per share)	$ 0.001	$ 0.001		$ 0.001
Description of reverse stock split			5,000 – 1	1 for 5,000
cumulative preference dividend				8.00%
Cumulative dividends arrears (in Dollars)	$ 19,700,000	$ 18,100,000
Voting rights				one
Preferred Stock [Member]
Common Stock and Preferred Stock [Line Items]
Preferred stock, share authorized	15,000,000			15,000,000
Preferred stock par value per share (in Dollars per share)	$ 0.001			$ 0.001